Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 48	$ 71	$ 44
Ready Mix Pumping Services [Member] | CEB [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Related party transaction services received	70
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	31	24	29
Executive Share-Based Compensation Programs [Member] | ADR [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 17	$ 47	$ 15